ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 201,751	$ 81,388
Other	73,849	14,276
Accrued liabilities and other payables	$ 275,600	$ 95,664